Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Notes)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions [Text Block]	Party-in-Interest and Related Party Transactions
Certain Plan investments are collective investment and mutual funds managed by State Street Global Advisors (State Street), the investment management division of State Street Bank and Trust Company. State Street Bank and Trust Company is the custodian for the Plan under the direction of Voya Institutional Trust Company. Voya Institutional Plan Services serves as the third-party Plan Administrator.
In addition to Publix Stock, the transactions involving State Street investments qualify as party-in-interest transactions. Certain administration costs paid to Voya Institutional Plan Services also are considered party-in-interest transactions.
The Plan received cash dividend payments on Publix Stock of $125,620,241 and $126,067,198 during 2025 and 2024, respectively. Such dividends were invested in the cash component of the Publix Stock Fund. The number of shares of Publix Stock held in participant Accounts totaled 279,232,032 and 293,174,521 with fair values of $5,486,909,421 and $5,628,950,800 as of December 31, 2025 and 2024, respectively.